Supplemental Equity and Comprehensive Income Information (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Equity and Comprehensive Income Information
Dividends that have been declared but not yet paid (in dollars per share)	$ 0.855
Dividends declared in current period (in dollars per share)		$ 3.395	$ 2.36	$ 2.20
Dividends paid in current period (in dollars per share)		$ 2.54	$ 2.36	$ 2.20
Increase of Current Liabilities due to dividend declared but not paid	$ 567	$ 567	$ 0